Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 – Equipment

As of March 31, 2014, the property, plant and equipment is being reflected net of accumulated depreciation as $7,217,599.

March 31,	2014
Machinery and equipment	$3,901,137
Leasehold improvements	7,641
Accumulated depreciation	(409,276)
3,499,502
Construction in process	3,718,097
Total property, plant and equipment	$7,217,599

NOTE 5 – Equipment

As of December 31, 2013 and 2012, the property, plant and equipment is being reflected net of accumulated depreciation as $5,515,183 and $685,406, respectively.

December 31,	2013	2012
Machinery and equipment	$3,719,344	$756,047
Leasehold improvements	7,641	-
Accumulated depreciation	(328,803)	(70,641)
	3,398,182	685,406
Construction in process	2,117,001	-
Total property, plant and equipment	$5,515,183	$685,406

Depreciation expense recorded during the years ended December 31, 2013 and 2012 was $258,162 and $70,641, respectively.